Notes Payable Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable Related Parties
Notes Payable - Related Parties

Note 5 – Notes Payable – Related Party

Notes payable-related party notes represent unsecured notes payable to the Company’s Chief Executive Officer (CEO) ranging in interest rates of 0% per annum to 10% per annum and will mature on December 31, 2023, as amended. The outstanding balance of these notes payable at March 31, 2023 and December 31, 2022 amounted to $693,000.

Note 6 – Notes Payable – Related Party

Notes payable-related party notes represent unsecured notes payable to the Company’s Chief Executive Officer (CEO) ranging in interest rates of 0% per annum to 10% per annum and will mature on December 31, 2023, as amended. The outstanding balance of these notes payable at December 31, 2022 and December 31, 2021 amounted to $693,000.